UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 06/30/2012

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:


 Name:    Donald Griffith
 Title:   Vice President Corporate Compliance
 Phone:   (413) 744-5103

 Signature, Place, and Date of Signing:

 /s/ Donald Griffith, Springfield, MA  JULY 23, 2012

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc. (OFI), OFI Institutional Asset Management, Inc. (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 68


Form 13F Information Table Value Total: 30,103

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----


 3M CO				COM	    88579Y101	   514      5735    SH       SOLE               5735
 ABBOTT LABORATORIES		COM	    002824100	   309	    4800    SH	     SOLE		4800
 ABBOTT LABORATORIES 		COM	    002824100	     5	      74    SH       SHARED-DEFINED		     74
 AMERICAN EXPRESS CO		COM	    025816109	   471      8095    SH       SOLE               8095
 APPLE INC			COM	    037833100	   187       320    SH       SOLE                320
 APPLE INC			COM	    037833100	    51        87    SH       SHARED-DEFINED 		     87
 BERKSHIRE HATHAWAY INC DEL	CL B NEW    084670702	   317	    3810    SH       SOLE               3810
 CISCO SYS INC			COM         17275R102	   227	   13240    SH       SOLE	       13240
 CISCO SYS INC			COM         17275R102	     2       100    SH       SHARED-DEFINED		    100
 CME GROUP INC			COM	    12572Q105	   221       825    SH       SOLE	         825
 CONSOLIDATED EDISON INC	COM	    209115104      357      5747    SH       SHARED-DEFINED		   5747
 DISCOVER FINL SVCS		COM	    254709108	   278	    8045    SH       SOLE		8045
 EBAY INC			COM	    278642103      243      5795    SH       SOLE               5795
 EBAY INC			COM	    278642103       59      1402    SH       SHARED-DEFINED                1402
 EXELON CORP			COM	    30161N101	   235      6235    SH       SOLE               6235
 EXXON MOBIL CORP       	COM         30231G102      837 	    9782    SH       SOLE		9782
 GENERAL DYNAMICS CORP          COM	    369550108      275      4175    SH       SOLE               4175
 GENERAL ELECTRIC CO    	COM         369604103	    38      1800    SH       SHARED-DEFINED                1800
 GENERAL ELECTRIC CO    	COM         369604103	   390     18701    SH       SOLE              18701
 GOOGLE INC			CL A	    38259P508      404       696    SH       SOLE                696
 GOOGLE INC			CL A	    38259P508        5         9    SH       SHARED-DEFINED                   9
 ISHARES TR	      MSCI EMERG MKT	    464287234      355      9075    SH       SHARED-DEFINED                9075
 ISHARES TR           DJ SEL DIV INX        464287168     2039     36296    SH	     SHARED-DEFINED		  36296
 ISHARES TR      FTSE NAREIT MTG PLS        464288539	   509	   35840    SH	     SHARED-DEFINED		  35840
 ISHARES TR          IBOXX $HYLD CORP       464288513      235      2575    SH	     SHARED-DEFINED		   2575
 ISHARES TR       JPMORGAN EMERG MKTS       464288281	   346	    3014    SH	     SHARED-DEFINED		   3014
 ISHARES TR	  MID CORE INDEX FD         464288208      212      2312    SH       SHARED-DEFINED                2312
 ISHARES TR	RUSSELL MIDCAP GRWTH        464287481      312      5273    SH       SHARED-DEFINED                5273
 ISHARES TR    RUSSELL MIDCAP INDEX         464287499      536      5089    SH       SHARED-DEFINED                5089
 ISHARES TR	    RUSSELL 1000 VAL        464287598      824     12078    SH       SHARED-DEFINED               12078
 ISHARES TR         RUSSELL 1000 GRW	    464287614	   533      8431    SH       SHARED-DEFINED                8431
 ISHARES TR           S&P SMLCAP 600        464287804     1841     25129    SH       SHARED-DEFINED               25129
 JOHNSON & JOHNSON		COM	    478160104	   410	    6073    SH       SOLE		6073
 JOHNSON & JOHNSON		COM	    478160104       90      1336    SH       SHARED-DEFINED                1336
 JOHNSON CONTROLS		COM	    478366107 	   241      8695    SH       SOLE		8695
 JPMORGAN CHASE & CO    	COM         46625H100      364     10174    SH       SOLE              10174
 JPMORGAN CHASE & CO 		COM	    46625H100	     6	     175    SH	     SHARED-DEFINED		    175
 LOWES COS INC	       		COM         548661107      519     18254    SH       SOLE              18254
 MANNKIND CORP			COM	    56400P201       32	   13820    SH       SHARED-DEFINED               13820
 MICROSOFT CORP      		COM	    594918104	   436	   14240    SH       SOLE              14240
 MICROSOFT CORP      		COM	    594918104	   114	    3734    SH	     SHARED-DEFINED		   3734
 NATL OILWELL VARCO	        COM	    637071101	   211	    3270    SH       SOLE               3270
 NOVARTIS A G	      SPONSORED ADR         66987V109	   250      4465    SH       SOLE               4465
 NOVARTIS A G	      SPONSORED ADR         66987V109       18       314    SH       SHARED-DEFINED                 314
 ORACLE CORP			COM	    68389X105	   235      7915    SH       SOLE		7915
 ORACLE CORP			COM	    68389X105	     7       219    SH       SHARED-DEFINED		    219
 PAYCHEX INC			COM	    704326107	   301	    9570    SH       SOLE               9570
 PEPSICO INC         		COM	    713448108      483      6832    SH       SOLE               6832
 PEPSICO INC         		COM	    713448108	    20	     285    SH	     SHARED-DEFINED		    285
 PFIZER INC          		COM	    717081103      393     17098    SH       SOLE              17098
 POWERSHARES EXCHANGE	 TRADED FD TR DYNAM 73935X286      608     21372    SH       SHARED-DEFINED               21372
 POWERSHARES QQQ TRUST    UNIT SER 1        73935A104     2900     45205    SH       SHARED-DEFINED               45205
 PROCTER & GAMBLE CO		COM	    742718109	   472      7701    SH       SOLE               7701
 PROCTER & GAMBLE CO		COM	    742718109       34       559    SH       SHARED-DEFINED                 559
 SPDR TR SHS	  BEN INT INDUSTRIAL	    81369Y704	   217      6095    SH       SHARED-DEFINED		   6095
 SPDR S&P 500 ETF TR         TR UNIT        78462F103     3791     27852    SH       SHARED-DEFINED               27852
 SPDR S&P MIDCAP 400 ETF TR UTSER1 S&PDCRP  78467Y107      336      1962    SH       SHARED-DEFINED                1962
 SPDR SERIES TRUST    BRCLYS YLD ETF        78464A417      514     13032    SH       SHARED-DEFINED               13032
 SPDR SERIES TRUST   BRCLYS INTL ETF        78464A516      282      4777    SH       SHARED-DEFINED                4777
 SYSCO CORP		        COM         871829107	   225      7550    SH       SOLE               7550
 TRANSCANADA CORP 		COM         89353D107	   325      7745    SH       SOLE               7745
 VANGUARD BD INDEX FD INC SHORT TRM BOND    921937827      433      5341    SH       SHARED-DEFINED                5341
 VANGUARD BD INDEX FD INC TOTAL BND MRKT    921937835     1265     14997    SH       SHARED-DEFINED               14997
 VANGUARD INTL EQUITY	INDEX FDS MSCI      922042858      265      6647    SH       SHARED-DEFINED                6647
 VANGUARD INDEX FDS       GROWTH ETF        922908736      660      9702    SH       SHARED-DEFINED                9702
 WALMART STORES INC	        COM         931142103      124      1772    SH       SOLE               1772
 WALMART STORES INC	        COM         931142103       95      1360    SH       SHARED-DEFINED                1360
 ZIMMER HOLDINGS INC		COM         98956P102	   260      4045    SH       SOLE               4045
